Annual Fund Operating Expenses - Edgar Lomax Value Fund	Feb. 28, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 27, 2027
Edgar Lomax Value Fund Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Other Expenses (as a percentage of Assets):	0.47%
Expenses (as a percentage of Assets)	1.02%
Fee Waiver or Reimbursement	(0.33%)	[1]
Net Expenses (as a percentage of Assets)	0.69%

[1]	The Edgar Lomax Company (the “Advisor”) has contractually agreed to waive all or a portion of its management fees and pay expenses of the Fund to ensure that Total Annual Fund Operating Expenses (excluding AFFE, interest expense, taxes and extraordinary expenses) do not exceed 0.68% of the Fund’s average daily net assets (the “Expense Cap”). The Expense Cap will remain in effect through at least February 27, 2027, and may be terminated only by the Fund’s Board of Trustees (the “Board”). The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for 36 months from the date they were waived or paid, subject to the Expense Cap at the time such amounts were waived or at the time of recoupment, whichever is lower. In addition, the Advisor has voluntarily agreed to waive a portion of its management fee contingent upon the Fund’s performance versus the S&P 500® Value Index. If the Advisor waives management fees under this arrangement, it has also agreed to absorb all Fund expenses, other than management fees, AFFE, interest expense, taxes and extraordinary expenses. The voluntarily waived management fee is not subject to recoupment. The Advisor has agreed to continue this voluntary waiver arrangement through at least February 27, 2027. While this voluntary waiver arrangement may be discontinued at any time after February 27, 2027, the Advisor has no current intention of doing so. With the voluntary waiver arrangement, actual Total Annual Fund Operating Expenses were 0.50% for the fiscal year ended October 31, 2025. For more information, please see the “Management Fee and Voluntary Fee Waiver” section below.